Surplus reserves (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Surplus reserves [abstract]
Surplus reserves	¥ 8,140,030,000	¥ 8,140,030,000
Provision made for statutory surplus reserve	0
Provision made to discretionary surplus reserve	¥ 0	¥ 0